Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2011
Total Capital (to Risk-Weighted Assets):
Corporation	$4,212,070	17.25%	$1,953,146	8%
BPPR	2,595,068	14.30	1,451,841	8
BPNA	1,256,906	21.76	462,172	8

Tier I Capital (to Risk-Weighted Assets):
Corporation	$3,899,593	15.97%	$976,573	4%
BPPR	2,177,865	12.00	725,920	4
BPNA	1,182,642	20.47	231,086	4

Tier I Capital (to Average Assets):
Corporation	$3,899,593	10.90%	$1,073,512	3%
			1,431,350	4
BPPR	2,177,865	8.11	805,263	3
			1,073,684	4
BPNA	1,182,642	14.41	246,256	3
			328,341	4

	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2010
Total Capital (to Risk-Weighted Assets):
Corporation	$4,062,298	15.79%	$2,057,677	8%
BPPR	2,451,042	13.13	1,493,303	8
BPNA	1,244,884	18.87	527,775	8

Tier I Capital (to Risk-Weighted Assets):
Corporation	$3,733,776	14.52%	$1,028,839	4%
BPPR	2,028,968	10.87	746,652	4
BPNA	1,159,245	17.57	263,887	4

Tier I Capital (to Average Assets):
Corporation	$3,733,776	9.70%	$1,154,718	3%
			1,539,624	4
BPPR	2,028,968	7.05	863,742	3
			1,151,656	4
BPNA	1,159,245	12.86	270,480	3
			360,639	4

Schedule Of Minimum Amount And Ratios To Be Categorized As Well Capitalized
	2011		2010
(In thousands)	Amount	Ratio	Amount	Ratio
Total Capital (to Risk-Weighted Assets):
BPPR	$1,814,801	10%	$1,866,629	10%
BPNA	577,715	10	659,718	10

Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,088,881	6%	$1,119,978	6%
BPNA	346,629	6	395,831	6

Tier I Capital (to Average Assets):
BPPR	$1,342,105	5%	$1,439,570	5%
BPNA	410,426	5	450,799	5